Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
	2019	2018
	$m	$m
Treasury bills and other eligible securities	14,034	11,470
Loans and advances to banks	1,975	151
Loans and advances to customers	26,017	51,659
Debt securities	60,995	95,210
Equity securities	24,626	22,510
Other	50,231	34,028
Assets pledged at 31 Dec	177,878	215,028

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2019	2018
	$m	$m
Trading assets	63,163	76,121
Financial investments	10,782	15,741
At 31 Dec	73,945	91,862

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2019
Repurchase agreements	45,831	45,671
Securities lending agreements	35,122	3,225
Other sales (recourse to transferred assets only)	2,971	2,885	2,974	2,897	77

At 31 Dec 2018
Repurchase agreements	62,216	60,361
Securities lending agreements	32,486	2,426
Other sales (recourse to transferred assets only)	2,647	2,647	2,625	2,630	(5)